Share-based Payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based Payments
22.	Share-based Payments

The number of share options has been disclosed giving effect to the stock split of 1.0 for 3.0 occurred immediately prior to the completion of Initial Public Offering on April 18, 2017 (see note 1.2).

Under the Share Plan (the “Plan”) established by the Company, its Board of Directors (the “Board”) may grant up to 631,470 share options to key employees, directors and independent contractors. The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes: (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.

(a)	Arrangements previously classified as cash-settled

Each share option granted under the Plan contains a vesting period, during which the participant cannot exercise the option, and are generally subject to the following vesting schedule: over a four-year period, 25% of the total common shares subject to the award will vest at the first anniversary of the vesting commencement date and the remaining common shares subject to the award will vest in equal monthly installments over the 36 months of continuous service thereafter.

The Company held a right of first refusal to repurchase the shares exercised according to the Plan. The Company only had this right of first refusal until it has became public and, after that date, holders of the common shares can trade them in the market.

In addition, the Company had a non-contractual practice of (i) providing its employees whose employment relationship was terminated (whether voluntarily or involuntarily) with a repurchase proposal to buy back its common shares held by such persons at a discount of their fair value and (ii) to provide holders of vested awards that terminate their relationship with the Company (whether voluntarily or involuntarily) with a bonus equivalent to the exercise price of their exercisable option.

Due to the characteristics of the transaction, these awards had been regarded as a cash-settled plan and the liability was re-measured at each reporting date. The liability previously recognized in these consolidated financial statements took into account the fair value of Company’s shares, expected forfeitures and the discount the Company has obtained when repurchasing such shares.

Following the completion of Initial Public Offering, the condition of the right of first refusal by the Company of repurchasing the shares exercised is no longer applicable, as prescribed in the Plan.

Therefore, upon completion of Initial Public Offering, the Company reclassified the share-based plan from cash-settled to equity-settled, and the impact was a reduction in non-current liabilities and an increase in Equity (Capital Reserves) of R$13,706 (US$4,143).

For purposes of the statement of cash flows, share based payment transactions are fully reported under operating activities.

In 2016, the Company repurchased 7,320 shares. No shares were repurchased in 2017.

As the Company provide holders of vested awards with a bonus equivalent to the exercise price of the options, the fair value of the awards was estimated based on the fair value of the Company’s shares.

A summary of option activities under the Plan and changes during the years ended December 31, 2016 and 2017 is set forth in the following table:

Cash-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2015	383,661	US$	26.17	1.7 year
Granted	12,000		8.10
Exercised	(8,406)		8.10
Forfeited/Cancelled	(102,921)		42.36
Expired	(11,187)		39.60

Oustanding at December 31, 2015	273,147	US$	19.28	1.1 year
Granted	110,250		8.10
Exercised	(20,022)		8.10
Forfeited/Cancelled	(14,673)		8.10
Expired	(1,935)		8.10

Oustanding at December 31, 2016	346,767	US$	16.91	1.3 year
Granted	—		—
Exercised	—		—
Forfeited/Cancelled	(73,710)		43.31
Expired	—		—
Transfer to equity-settled arrangements on April 12nd	(273,057)		(9.59)

Oustanding at December 31, 2017	—	US$		0 year

Vested at December 31, 2016	228,501
Vested at December 31, 2017	—

(b)	Equity-settled arrangements

On November 14, 2016 and on March 29, 2017, the Company granted 7,750 and 42,500 share options respectively, under the Plan with a non-market performance condition (Initial Public Offering—IPO) combined with a requirement that the holder of the award is employed until six months after the IPO.

The share option expense has been recognized since the grant date, and was fully recognized by October 2017. The Company only had a right of first refusal under the Plan until April 18, 2017 (IPO date), after that date, holders of the common shares can trade them in the market. Therefore, this arrangement has been regarded as equity-settled.

As the Company provide holders of vested awards with a bonus equivalent to the exercise price of the options, the fair value of the awards was estimated based on the fair value of the Company’s shares.

A summary of option activities under the Plan and changes during the years ended December 31, 2016 and 2017 is set forth in the following table:

	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
Equity-settled arrangements			USD
Oustanding at January 1, 2016	—		—
Granted	23,250		8.10
Exercised	—		—
Forfeited/Cancelled	—		—
Expired	—		—

Oustanding at December 31, 2016	23,250	US$	8.10	0.8 year

Granted	127,500		8.10
Exercised	(30,308)		8.10
Forfeited/Cancelled	(23,879)		8.10
Expired	—		—
Transfer to equity-settled arrangements on April 12nd	273,057		9.59

Oustanding at December 31, 2017	369,620	US$	9.20	0.7 year

Vested at December 31, 2016	230,616
Vested at December 31, 2017	381,282

As of December 31, 2017, the Company had remaining unrecognized compensation cost of R$6,707 (US$2,027), which is expected to be recognized over a weighted average period of 1.22 year.

The Company recognized compensation expense (income) for both cash and equity-settled arrangements of (R$3,444), R$930 and (R$13,860) (US$4,190) for years ended December 31, 2015, 2016 and 2017, respectively.

The fair value of the shares for cash-settled arrangements was estimated at US$40.46 per share at December 31, 2016 based on guideline public comparable company method, or GPCM prepared by the Company. Upon completion of the Initial Public Offering, when the Company reclassified the share-based plan from cash-settled to equity-settled, the fair value was remeasured to US$18.00 per share, based on the guideline public comparable company method, or GPCM, which was used for the pricing of the initial public offering (see note 21).